Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Schedule of reflects the calculation of basic and diluted net income (loss) per ordinary share
The following
table sets forth the reconciliation of basic and diluted loss per share for the nine months ended September 30, 2022 and 2021 (in thousands except per share data):

	Nine Months Ended September 30,
	2022	2021
Net loss	$(5,480)	$(46,459)
Denominator for Basic Loss Per Share	197,550	197,266
Effect of Dilutive Securities	—	—

Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	197,550	197,266
Basic Loss Per Share	$(0.03)	$(0.24)
Dilutive Loss Per Share	$(0.03)	$(0.24)

The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2021, 2020, and 2019 (in thousands except per share data):

	Year Ended December 31,
	2021	2020	2019
Net loss	$(88,424)	$(47,519)	$(178,594)

Denominator for Basic Loss Per Share	197,266	197,315	187,524
Effect of Dilutive Securities	0.0	0.0	0.0

Denominator for Diluted Loss per Share — Adjusted for Dilutive Securities	197,266	197,315	187,524
Basic Loss Per Share	$(0.45)	$(0.24)	$(0.95)
Dilutive Loss Per Share	$(0.45)	$(0.24)	$(0.95)

Vickers Vantage [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	(8,119,261)
Plus:
Accretion of carrying value to redemption value	9,499,261

Ordinary shares subject to possible redemption as of December 31, 2021	139,380,000
Less:
Mandatorily redeemable ordinary shares	(41,824,292)
Plus:
Accretion of carrying value to redemption value	3,737,378

Ordinary shares subject to possible redemption as of September 30, 2022	$101,293,086

Gross proceeds	$138,000,000
Less:
Ordinary shares issuance costs	$(8,119,261)
Plus:
Accretion of carrying value to redemption value	$9,499,261

Ordinary shares subject to possible redemption	$139,380,000

Schedule of reflects the calculation of basic and diluted net income (loss) per ordinary share

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
	Ordinary Shares
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$(131,387)	$(1,444,352)	$623,516	$(349,248)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,176,395	17,250,000	15,862,288	16,675,824

Basic and diluted net income (loss) per ordinary share	$(0.01)	$(0.08)	$0.04	$(0.02)

	Year Ended December 31, 2021	For the Period from February 21, 2020 (Inception) Through December 31, 2020
	Ordinary Shares	Ordinary Shares
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Basic weighted average ordinary shares outstanding	16,820,548	3,000,000

Basic net income (loss) per ordinary share	$0.05	$(0.00)

Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$783,438	$(6,276)
Denominator:
Diluted weighted average ordinary shares outstanding	16,834,110	3,000,000

Diluted net income (loss) per ordinary share	$0.05	$(0.00)